Due Diligence Certificate

Date:  5 January 2024

Sansar Vehicle Finance Trust Dec 2022
Windsor, 6th Floor, Office No - 604,
C.S.T. Road, Kalina, Santacruz (East),
Mumbai, India – 400 098

India Vehicle Finance
Sir William Newton Street, 7th Floor,
Happy World House, Port Louis, 111111,
Mauritius

Barclays Bank PLC
1 Churchill Place
London E14 5HP
United Kingdom

Deutsche Bank AG, Singapore Branch
One Raffles Quay
17-00 South Tower
Singapore 048583

The Hongkong and Shanghai Banking Corporation Limited
Level 17, HSBC Main Building
1 Queen's Road Central
Hong Kong

J.P. Morgan Securities plc
Bank Street
Canary Wharf
London E14 5JP
United Kingdom

Standard Chartered Bank
One Basinghall Avenue
London EC2V 5DD
United Kingdom

Subject:	Due diligence audit on pool of receivables – the underlying contracts being vehicle loan agreements with an aggregate outstanding principal amount of Rs. 47,526,031,457

Reference is made to the preliminary offering circular dated 8 December, 2023 (the “Preliminary Offering circular”) as supplemented by the supplemental offering circular to be dated on or about 5 January 2024 relating to the offer and sale of senior pass-through certificates due 2028 and equity pass-through certificates due 2033 by Sansar Vehicle Finance Trust Dec 2022. Capitalised terms and expressions used herein but not defined herein will have the meanings attributable to them in the Preliminary Offering Circular.

Based on the request received from Shriram Finance Limited (“Company” or “Seller”), we have performed a due diligence audit on the statistical cuts of the pool of Loans underlying the Initial Identified Receivables (the “Loan Pool”) and a selected sample of Loans as at 31 December 2023 (the “Loan Sample Cases”) as specified below.

Scope of the Work
a)	[intentionally omitted]

b)
verify the consistency of certain information on the Initial Identified Receivables derived from the data tapes of the Company against underlying loan documentation in respect of the Loan Sample Cases.

Methodology
a)	[intentionally omitted]

b)	Identification of Sample
-	Identified the sample of 24,829 Loans comprising the Loan Sample Cases out of a total 165,528 Loans from the Loan Pool which were provided to us by the Company
-	Samples were selected on random basis
-	The Loan Sample Cases constitutes ~15% of the Loan Pool in terms of the number of Loans, and ~15% of the Loan Pool in terms of the aggregate principal amount of the Loan Pool
-	Obtain from the Company in relation to each of the Loan Sample Cases relevant underlying loan documentation including the signed Loan Agreement, etc. (“Underlying Loan Documentation”)

c)	Peforming the Sample Review
-	Cut-off Date = 31 December 23
-	Reviewed the Underlying Loan Documentation relating to the Loan Sample Cases to verify that the following information in the Underlying Loan Documentation matches with those in the Pool Data:
o	New or used vehicle
o	Vehicle Type
o	Seasoning of the loan which is arrived in months based on the following formula:
o	12 x (Cut-off Date minus the Agreement Date ) / 365
o	Balance Tenor of the loan which is arrived in months at based on the based on the following formula
o	12 x (Final Maturity Date minus the Cut-off Date) / 365
o	LTV at inception of loan calculated based on the loan amount advanced divided by the assessed value of the vehicle at that time
o	IRR is the rate of interest charged on the loan
o	Principal amount outstanding as of 31 December 2023 based on the original amounts disbursed minus the repayments received
o	Original principal amount means the amount of loan disbursed to the Borrowers
o	Region of origination of loan

Results and Summary of File Review Observations

a)	[intentionally omitted]

b)	Verification of consistency of certain information on in the Pool Data against Underlying Loan Documentation in Loan Sample Cases
-
We have found the following information in the Pool Data for each of Loan Sample Cases to be in agreement with the underlying loan documents or based on the re-calculation as laid out under section c) of the Metholodgy:

o	New or used vehicle
o	Vehicle Type
o	Seasoning of the loan which is arrived in months based on the following formula:
◾	12 x (Cut-off Date minus the Agreement Date ) / 365
o	Balance Tenor of the loan which is arrived in months at based on the based on the following formula
◾	12 x (Final Maturity Date minus the Cut-off Date) / 365
o	LTV at inception of loan calculated based on the loan amount advanced divided by the assessed value of the vehicle at that time
o	IRR is the rate of interest charged on the loan
o	Principal amount outstanding as of 31 Dec 23 based on the original amounts disbursed minus the repayments
o	Original principal amount
o	Region of origination of loan

V S Saptharishi
Chartered Accountant
Membership No. 24123